UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03541

Asset Management Fund
(Exact name of registrant as specified in charter)

1000 Brickell Avenue, Suite 500 Miami, FL 33131
(Address of principal executive offices) (Zip code)

Beacon Hill Fund Services, Inc. 4041 N. High Street Columbus, OH 43214
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800)-527-3713

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

ASSET MANAGEMENT FUND ULTRA SHORT MORTGAGE FUND SCHEDULE OF INVESTMENTS July 31, 2013 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	85.0%
1 Yr. Constant Maturity Treasury Based ARMS	45.3%
Fannie Mae
2.51%		7/1/28	$1,696,280	$1,778,614
2.08%		8/1/29	1,166,096	1,202,964
2.31%		3/1/30	194,492	203,230
2.37%		5/1/33	619,685	651,031
2.49%		9/1/33	2,178,527	2,281,550
2.32%		1/1/35	5,394,502	5,693,687
2.38%		1/1/35	4,223,667	4,470,726
2.69%		9/1/36	11,246,334	11,974,343
2.63%		6/1/37	16,374,929	17,413,722
2.32%		9/1/38	7,507,642	7,960,150
2.53%		9/1/38	19,345,170	20,523,291
Fannie Mae Grantor Trust
3.54%		5/25/42	7,078,262	7,573,740
2.88%		8/25/43	8,486,843	8,861,707
Fannie Mae Whole Loan
3.06%		8/25/42	7,948,008	8,212,009
3.65%		8/25/42	3,105,362	3,316,371
2.68%		4/25/45	13,558,077	14,415,701
Freddie Mac
2.26%		10/1/22	440,423	451,614
2.29%		9/1/27	819,925	846,470
2.26%		9/1/28	5,882,173	6,105,737
2.26%		9/1/30	448,606	460,023
2.39%		7/1/31	2,894,902	2,988,862
				127,385,542
12 Mo. London Interbank Offering Rate (LIBOR)	24.5%
Fannie Mae
2.60%		8/1/37	25,414,210	27,050,199
2.50%		9/1/37	6,573,629	6,972,858
3.86%		7/1/38	7,868,765	8,306,331
4.36%		5/1/39	12,182,325	12,956,865
Freddie Mac
3.32%		5/1/39	12,845,888	13,631,992
				68,918,245

See notes to Schedules of Investments.

1

ASSET MANAGEMENT FUND ULTRA SHORT MORTGAGE FUND SCHEDULE OF INVESTMENTS July 31, 2013 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
6 Mo. Certificate of Deposit Based ARMS	0.8%
Fannie Mae
1.30%		6/1/21	$587,158	$590,807
1.74%		12/1/24	1,189,664	1,217,373
Freddie Mac
1.98%		1/1/26	522,797	538,486
				2,346,666
6 Mo. London Interbank Offering Rate (LIBOR)	4.1%
Fannie Mae
1.79%		9/1/27	2,411,704	2,485,417
1.74%		3/1/28	2,222,096	2,273,286
2.21%		6/1/28	344,535	360,607
1.70%		9/1/33	1,311,446	1,344,044
1.77%		11/1/33	953,800	981,253
1.80%		11/1/33	1,919,664	1,979,354
Freddie Mac
2.59%		9/1/30	2,021,572	2,160,292
				11,584,253
Cost of Funds Index Based ARMS	10.3%
Fannie Mae
3.16%		2/1/28	9,525,842	10,081,580
2.22%		8/1/33	5,992,977	6,250,513
2.94%		11/1/36	6,543,737	7,013,839
2.22%		6/1/38	5,290,992	5,518,811
				28,864,743
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				239,099,449

See notes to Schedules of Investments.

2

ASSET MANAGEMENT FUND ULTRA SHORT MORTGAGE FUND SCHEDULE OF INVESTMENTS July 31, 2013 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
FIXED RATE MORTGAGE-RELATED SECURITIES	12.2%
15 Yr. Securities	2.9%
Fannie Mae
2.50%		10/1/27	$5,703,990	$5,564,059
2.50%		10/1/27	2,589,426	2,560,551
				8,124,610
30 Yr. Securities	1.7%
Fannie Mae
4.00%		8/1/42	4,787,345	4,996,562
Collateralized Mortgage Obligations	7.6%
Fannie Mae
5.00%		2/25/18	2,287,856	2,401,450
4.00%		10/25/23	1,280,129	1,321,055
5.00%		3/25/24	3,157,097	3,350,955
4.50%		6/25/36	6,621,054	6,935,408
Freddie Mac
4.00%		6/15/36	6,706,121	7,004,255
Government National Mortgage Association
4.50%		11/20/36	322,426	322,666
				21,335,789

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				34,456,961

	Percentage of Net Assets	Shares	Value
INVESTMENT COMPANIES	0.0%
Northern Institutional Treasury Portfolio, 0.01%		751	$751
TOTAL INVESTMENT COMPANIES			751

See notes to Schedules of Investments.

3

ASSET MANAGEMENT FUND ULTRA SHORT MORTGAGE FUND SCHEDULE OF INVESTMENTS July 31, 2013 (Unaudited)

	Percentage
	of Net	Principal
	Assets	Amount	Value
REPURCHASE AGREEMENTS	1.5%
Bank of America, 0.05%, (Agreement dated 7/31/13 to be repurchased at $4,270,006 on 8/1/13 Collateralized by Fixed Rate U.S. Government Mortgage-Backed Securities, 3.00%, with a value of $4,355,400, due at 10/20/42)		$4,270,000	$4,270,000
TOTAL REPURCHASE AGREEMENTS			4,270,000
TOTAL INVESTMENTS (Cost $ 273,238,395)(a)	98.7%		277,827,161
NET OTHER ASSETS (LIABILITIES)	1.3%		3,518,506
NET ASSETS	100.0%		$281,345,667

*	The rates presented are the rates in effect at July 31, 2013.

(a)	Represents cost for financial reporting purposes.

See notes to Schedules of Investments.

4

ASSET MANAGEMENT FUND ULTRA SHORT FUND SCHEDULE OF INVESTMENTS July 31, 2013 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	76.6%
1 Yr. Constant Maturity Treasury Based ARMS	49.2%
Fannie Mae
2.31%		10/1/28	$102,534	$106,610
2.67%		12/1/30	334,971	354,128
2.27%		7/1/33	453,585	470,155
2.53%		9/1/38	841,192	892,420
Freddie Mac
2.37%		11/1/28	104,820	110,225
2.90%		1/1/29	451,105	479,083
2.28%		7/1/30	292,484	301,831
2.38%		9/1/30	55,738	58,634
2.56%		8/1/31	704,095	736,069
				3,509,155
12 Mo. London Interbank Offering Rate (LIBOR)	27.4%
Fannie Mae
2.60%		8/1/37	1,307,736	1,391,918
2.50%		9/1/37	471,317	499,941
4.36%		5/1/39	58,265	61,969
				1,953,828
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				5,462,983
FIXED RATE MORTGAGE-RELATED SECURITIES	12.7%
15 Yr. Securities	12.7%
Fannie Mae
2.50%		10/1/27	928,588	905,808
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				905,808

See notes to Schedules of Investments.

5

ASSET MANAGEMENT FUND ULTRA SHORT FUND SCHEDULE OF INVESTMENTS July 31, 2013 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
INVESTMENT COMPANIES	7.1%
Northern Institutional Treasury Portfolio, 0.01%		505,488	$505,488
TOTAL INVESTMENT COMPANIES			505,488
TOTAL INVESTMENTS (Cost $ 6,860,609)(a)	96.4%		$6,874,279
OTHER NET ASSETS (LIABILITIES)	3.6%		255,880
NET ASSETS	100.0%		$7,130,159

*	The rates presented are the rates in effect at July 31, 2013.

(a)	Represents cost for financial reporting purposes.

See notes to Schedules of Investments.

6

ASSET MANAGEMENT FUND SHORT U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS July 31, 2013 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	54.5%
1 Yr. Constant Maturity Treasury Based ARMS	33.8%
Fannie Mae
2.56%		5/1/31	$484,031	$511,022
2.38%		1/1/35	361,242	382,372
2.69%		9/1/36	523,085	556,946
2.53%		9/1/38	1,507,135	1,598,920
Fannie Mae Grantor Trust
3.54%		5/25/42	801,241	857,328
2.88%		8/25/43	1,657,328	1,730,533
Freddie Mac
2.36%		3/1/27	244,838	255,005
2.56%		8/1/31	1,027,899	1,074,577
				6,966,703
12 Mo. London Interbank Offering Rate (LIBOR)	20.7%
Fannie Mae
2.50%		9/1/37	942,634	999,881
4.36%		5/1/39	436,985	464,768
Freddie Mac
3.32%		5/1/39	2,638,916	2,800,405
				4,265,054
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				11,231,757
FIXED RATE MORTGAGE-RELATED SECURITIES	36.8%
10 Yr. Securities	7.1%
Fannie Mae
3.50%		7/1/21	1,395,399	1,462,185
15 Yr. Securities	22.9%
Fannie Mae
3.00%		1/1/27	2,824,195	2,908,150
2.50%		10/1/27	1,857,176	1,811,616
Freddie Mac
8.00%		12/17/15	8,658	9,249
				4,729,015

See notes to Schedules of Investments.

7

ASSET MANAGEMENT FUND SHORT U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS July 31, 2013 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value
30 Yr. Securities	6.4%
Government National Mortgage Association
3.50%		9/15/42	$1,280,002	$1,306,802
Collateralized Mortgage Obligations	0.4%
Government National Mortgage Association
3.96%		6/16/31	49,738	50,132
4.50%		11/20/36	37,531	37,559
				87,691
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				7,585,693

	Percentage
	of Net
	Assets		Shares	Value
INVESTMENT COMPANIES	0.0%
Northern Institutional Treasury Portfolio, 0.01%			285	$285
TOTAL INVESTMENT COMPANIES				285

	Percentage
	of Net		Principal
	Assets		Amount	Value
REPURCHASE AGREEMENTS	7.7%
Bank of America, 0.05%, (Agreement dated 7/31/13 to be repurchased at $1,598,002 on 8/1/13. Collateralized by Fixed Rate U.S. Government Mortgage-Backed Security, 3.00%, with a value of $1,629,961, due at 10/20/42)			$1,598,000	$1,598,000
TOTAL REPURCHASE AGREEMENTS				1,598,000
TOTAL INVESTMENTS (Cost $ 20,499,295)(a)	99.0%			20,415,735
NET OTHER ASSETS (LIABILITIES)	1.0%			200,782
NET ASSETS	100.0%			$20,616,517

*	The rates presented are the rates in effect at July 31, 2013.

(a)	Represents cost for financial reporting purposes.

See notes to Schedules of Investments.

8

ASSET MANAGEMENT FUND INTERMEDIATE MORTGAGE FUND SCHEDULE OF INVESTMENTS July 31, 2013 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	34.2%
1 Yr. Constant Maturity Treasury Based ARMS	11.5%
Fannie Mae
2.54%		7/1/37	$1,426,678	$1,524,229
2.53%		9/1/38	1,156,638	1,227,078
				2,751,307
12 Mo. London Interbank Offering Rate (LIBOR)	22.7%
Fannie Mae
2.50%		9/1/37	4,713,168	4,999,408
4.36%		5/1/39	436,985	464,768
				5,464,176
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				8,215,483
FIXED RATE MORTGAGE-RELATED SECURITIES	39.4%
10 Yr. Securities	4.9%
Fannie Mae
3.50%		7/1/21	1,116,319	1,169,748
15 Yr. Securities	13.4%
Fannie Mae
7.00%		3/1/15	9,857	10,184
7.00%		3/1/15	10,661	11,015
7.00%		3/1/15	19,189	19,787
7.50%		11/1/15	24,552	25,728
6.50%		1/1/16	14,901	15,504
6.00%		6/1/16	81,539	85,690
6.00%		7/1/17	64,072	68,538
6.00%		7/1/17	97,752	104,116
2.50%		2/1/26	498,122	498,198
2.50%		10/1/27	2,321,470	2,264,520
Freddie Mac
6.00%		6/1/17	119,776	127,710
				3,230,990
30 Yr. Securities	19.8%
Freddie Mac
3.50%		11/1/41	2,167,012	2,181,340
3.00%		8/1/42	89,113	86,226

See notes to Schedules of Investments.

9

ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
SCHEDULE OF INVESTMENTS
July 31, 2013 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value
Government National Mortgage Association
3.50%		8/15/42	$2,460,762	$2,512,285
				4,779,851
Collateralized Mortgage Obligations	1.3%
Fannie Mae
4.00%		10/25/32	261,530	267,596

Government National Mortgage Association
4.50%		11/20/36	42,647	42,678
				310,274
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				9,490,863

	Percentage
	of Net
	Assets	Shares	Value
INVESTMENT COMPANIES	0.0%
Northern Institutional Treasury Portfolio, 0.01%		918	$918
TOTAL INVESTMENT COMPANIES			918

	Percentage
	of Net	Principal
	Assets	Amount	Value
REPURCHASE AGREEMENTS	25.6%
Bank of America, 0.05%, (Agreement dated 7/31/13 to be repurchased at $6,167,009 on 8/1/13. Collateralized by Fixed Rate U.S. Government Mortgage-Backed Security, 3.00%, with a value of $6,290,340, due at 10/20/42)		$6,167,000	$6,167,000
TOTAL REPURCHASE AGREEMENTS			6,167,000
TOTAL INVESTMENTS (Cost $ 24,152,610)(a)	99.2%		23,874,264
NET OTHER ASSETS (LIABILITIES)	0.8%		203,455
NET ASSETS	100.0%		$24,077,719

*	The rates presented are the rates in effect at July 31, 2013.

(a)	Represents cost for financial reporting purposes.

See notes to Schedules of Investments.

10

ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND
SCHEDULE OF INVESTMENTS
July 31, 2013 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	56.2%
1 Yr. Constant Maturity Treasury Based ARMS	23.8%
Fannie Mae
2.54%		7/1/37	$2,227,747	$2,380,074
2.53%		9/1/38	1,682,383	1,784,840
				4,164,914
12 Mo. London Interbank Offering Rate (LIBOR)	29.0%
Fannie Mae
2.50%		9/1/37	1,677,377	1,779,248
Freddie Mac
3.32%		5/1/39	3,097,858	3,287,431
				5,066,679
HYBRID ARMS	3.4%
Freddie Mac
2.65%		11/1/36	568,685	592,915
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				9,824,508
FIXED RATE MORTGAGE-RELATED SECURITIES	29.6%
10 Yr. Securities	1.7%
Fannie Mae
3.50%		7/1/21	279,080	292,437
15 Yr. Securities	6.8%
Fannie Mae
7.00%		3/1/15	13,558	14,008
2.50%		2/1/26	498,122	498,198
2.50%		10/1/27	696,441	679,356
				1,191,562
30 Yr. Securities	20.6%
Fannie Mae
5.00%		3/1/38	162,129	174,687
Freddie Mac
3.00%		8/1/42	2,022,625	1,957,104

See notes to Schedules of Investments.

11

ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND
SCHEDULE OF INVESTMENTS
July 31, 2013 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value
Government National Mortgage Association
7.50%		2/15/24	$59,595	$68,620
7.00%		4/15/27	82,738	94,780
6.00%		1/15/29	88,536	99,520
3.50%		8/15/42	493,093	503,417
3.50%		9/15/42	689,123	703,551
				3,601,679
Collateralized Mortgage Obligations	0.5%
Fannie Mae
4.00%		1/25/33	18,368	18,582
Freddie Mac
4.00%		3/15/33	68,544	72,996
				91,578
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				5,177,256

	Percentage
	of Net
	Assets	Shares	Value
INVESTMENT COMPANIES	0.0%
Northern Institutional Treasury Portfolio, 0.01%		788	$788
TOTAL INVESTMENT COMPANIES			788

See notes to Schedules of Investments.

12

ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND
SCHEDULE OF INVESTMENTS
July 31, 2013 (Unaudited)

	Percentage
	of Net	Principal
	Assets	Amount	Value
REPURCHASE AGREEMENTS	13.5%
Bank of America, 0.05%, (Agreement dated 7/31/13 to be repurchased at $2,350,003 on 8/1/13. Collateralized by Fixed Rate U.S. Government Mortgage-Backed Security, 3.00%, with a value of $2,397,001, due at 10/20/42)		$2,350,000	$2,350,000
TOTAL REPURCHASE AGREEMENTS			2,350,000
TOTAL INVESTMENTS (Cost $ 17,524,424)(a)	99.3%		17,352,552
NET OTHER ASSETS (LIABILITIES)	0.7%		117,719
NET ASSETS	100.0%		$17,470,271

*	The rates presented are the rates in effect at July 31, 2013.

(a)	Represents cost for financial reporting purposes.

See notes to Schedules of Investments.

13

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2013 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
COMMON STOCKS	95.6%
Aerospace & Defense	4.5%
United Technologies Corp.		40,000	$4,222,800
Air Freight & Logistics	3.7%
United Parcel Service, Inc.		40,000	3,472,000
Beverages	8.6%
Coca-Cola Co.		100,000	4,008,000
PepsiCo, Inc.		50,000	4,177,000
			8,185,000
Chemicals	4.0%
Du Pont (E.I.) De Nemours		40,000	2,307,600
Praxair, Inc.		12,000	1,442,040
			3,749,640
Commercial Banks	4.6%
Wells Fargo & Co.		100,000	4,350,000
Diversified Financial Services	3.5%
American Express Co.		45,000	3,319,650
Electrical Equipment	2.6%
Emerson Electric Co.		40,000	2,454,800
Food & Staples Retailing	5.9%
Sysco Corp.		50,000	1,725,500
Wal-Mart Stores, Inc.		50,000	3,897,000
			5,622,500
Food Products	2.7%
General Mills, Inc.		50,000	2,600,000
Health Care Equipment & Supplies	5.6%
Becton, Dickinson & Co.		25,000	2,593,000
Medtronic, Inc.		50,000	2,762,000
			5,355,000
Hotels, Restaurants & Leisure	3.7%
McDonald’s Corp.		36,000	3,530,880
Household Products	3.4%
Procter & Gamble		40,000	3,212,000

See notes to Schedule of Investments

14

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2013 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
Industrial Conglomerates	8.2%
3M Company		35,000	$4,110,050
General Electric Co.		150,000	3,655,500
			7,765,550
Insurance	4.6%
Berkshire Hathaway, Inc.(a)		25	4,347,500
IT Services	5.8%
Automatic Data Processing		25,000	1,802,250
International Business Machines Corp.		19,000	3,705,760
			5,508,010
Media	3.7%
The Walt Disney Company		55,000	3,555,750
Oil & Gas Consumable Fuels	8.2%
Chevron Corp.		32,000	4,028,480
Exxon Mobil Corp.		40,000	3,750,000
			7,778,480
Pharmaceuticals	6.4%
Abbott Laboratories		50,000	1,831,500
Johnson & Johnson		45,000	4,207,500
			6,039,000
Software	3.7%
Microsoft Corp.		110,000	3,501,300
Specialty Retail	2.2%
TJX Companies		40,000	2,081,600
TOTAL COMMON STOCKS			90,651,460

See notes to Schedule of Investments

15

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2013 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
INVESTMENT COMPANIES	4.5%
Northern Institutional Treasury Portfolio, 0.01%		4,275,790	$4,275,790
TOTAL INVESTMENT COMPANIES			4,275,790
TOTAL INVESTMENTS (Cost $54,209,596) (b)	100.1%		94,927,250
NET OTHER ASSETS (LIABILITIES)	(0.1)%		(58,777)
NET ASSETS	100.0%		$94,868,473

(a)   Non-income producing security.
(b)   Represents cost for financial reporting purposes.

See notes to Schedule of Investments

16

ASSET MANAGEMENT FUND
NOTES TO SCHEDULES OF INVESTMENTS
July 31, 2013 (Unaudited)

Asset Management Fund (the “Trust”) was reorganized as a Delaware statutory trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management company. As of July 31, 2013, the Trust is authorized to issue an unlimited number of shares in six separate series: the Ultra Short Mortgage Fund, the Ultra Short Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund, the U.S. Government Mortgage Fund and the Large Cap Equity Fund (referred to individually as a “Fund” and collectively as the “Funds”). Each of the Funds, except the Large Cap Equity Fund, offer a single class of shares. The Large Cap Equity Fund is authorized to issue two classes of shares: Class AMF Shares and Class H Shares. Class AMF and Class H Shares of the Large Cap Equity Fund have the same rights and obligations except: (i) Class AMF Shares bear a distribution fee, while Class H Shares do not have any distribution fee, which will cause Class AMF Shares to have a higher expense ratio and to pay lower dividends than those related to Class H Shares; (ii) other expenses, which are determined to properly apply to one class of shares upon approval by the Board of Trustees, will be borne solely by the class to which such expenses are attributable; and (iii) each class will have exclusive voting rights with respect to the matters relating to its own distribution arrangements.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. The Trust maintains an insurance policy that insures its officers and trustees against certain liabilities.

A. Significant accounting policies are as follows:

SECURITY VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

• Level 1 — quoted prices in active markets for identical assets
• Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk,etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short term debt securities are valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

The Funds’ prices for equity securities are generally provided by an independent third party pricing service approved by the Board of Trustees of the Trust (“Board”) as of the close of the regular trading session of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of each Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest bid quotations as of the close of

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ASSET MANAGEMENT FUND
NOTES TO SCHEDULES OF INVESTMENTS
July 31, 2013 (Unaudited)

the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

The Funds’ debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term debt securities of sufficient credit quality that mature within sixty days are valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. If a pricing service is unable to provide valuations for a particular security or securities, or the Adviser has determined that such valuations are unreliable, the Funds will fair value the security or securities pursuant to the fair valuation methodology of the Adviser approved by the Board.

Within the fair value pricing methodology used by the Adviser, among the more specific factors that are considered in determining the fair value of investments in debt instruments are: (1) information obtained with respect to market transactions in such securities or comparable securities; (2) the price and extent of public trading in similar securities of the issuer or comparable securities; (3) the fundamental analytical data relating to the investment; (4) quotations from broker/dealers, yields, maturities, ratings and various relationships between securities; and (5) evaluation of the forces which influence the market in which these securities are purchased and sold. The fair valuation process also takes into consideration factors such as interest rate changes, movements in credit spreads, default rate assumptions, repayment assumptions, type and quality of collateral, and security seasoning. Imprecision in estimating fair value can impact the amount of unrealized appreciation or depreciation recorded for a particular security, and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair value pricing, including evaluated prices obtained from pricing services, is inherently a process of estimates and judgments. Fair value prices may fluctuate less than market prices due to technical issues which may impact the prices at which the Funds can purchase or sell securities. Market prices can be impacted by technical factors such as short term changes in market liquidity and volatility which may not directly impact fair value prices. There can be no assurance that a Fund could purchase or sell a portfolio of investments at the fair value price used to calculate the Fund’s NAV. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater NAV volatility.

While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

18

ASSET MANAGEMENT FUND
NOTES TO SCHEDULES OF INVESTMENTS
July 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2013:

		Level 2 - Other	Level 3 -
		Significant	Significant
	Level 1 - Quoted	Observable	Unobservable
Portfolio	Prices	Inputs	Inputs	Total
Ultra Short Mortgage Fund
U.S. Government Agency Mortgages	$ ‐	$273,556,410	$ ‐	$273,556,410
Repurchase Agreements	‐	4,270,000	‐	4,270,000
Investment Companies	751	‐	‐	751
Total Investments				277,827,161
Ultra Short Fund
U.S. Government Agency Mortgages	‐	6,368,791	‐	6,368,791
Investment Companies	505,488	‐	‐	505,488
Total Investments				6,874,279
Short U.S. Government Fund
U.S. Government Agency Mortgages	‐	18,817,450	‐	18,817,450
Repurchase Agreements	‐	1,598,000	‐	1,598,000
Investment Companies	285	‐	‐	285
Total Investments				20,415,735
Intermediate Mortgage Fund
U.S. Government Agency Mortgages	‐	17,706,346	‐	17,706,346
Repurchase Agreements	‐	6,167,000	‐	6,167,000
Investment Companies	918	‐	‐	918
Total Investments				23,874,264
U.S. Government Mortgage Fund
U.S. Government Agency Mortgages	‐	15,001,764	‐	15,001,764
Repurchase Agreements	‐	2,350,000	‐	2,350,000
Investment Companies	788	‐	‐	788
Total Investments				17,352,552
Large Cap Equity Fund
Common Stocks	90,651,460	‐	‐	90,651,460
Investment Companies	4,275,790	‐	‐	4,275,790
Total Investments				$94,927,250

As of July 31, 2013, there were no level 3 securities held by the Funds. The Funds’ policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Level 1, 2 or 3 as of July 31, 2013, based on levels assigned to securities on October 31, 2012.

REPURCHASE AGREEMENTS

With the exception of the Ultra Short Fund and Large Cap Equity fund, obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks may be purchased from government securities dealers or the custodian bank, subject to the seller’s agreement to repurchase them at an agreed upon date and price. The value of collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by Funds may be delayed or limited.

19

ASSET MANAGEMENT FUND
NOTES TO SCHEDULES OF INVESTMENTS
July 31, 2013 (Unaudited)

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS

Each Fund may purchase securities on a when-issued or delayed delivery basis. In when-issued transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities. When securities are purchased on a delayed-delivery basis, the price of the securities is fixed at the time the commitment to purchase is made, but settlement may take place at a future date. By the time of delivery, securities purchased on a when-issued or delayed-delivery basis may be valued at less than the purchase price. At the time when-issued or delayed-delivery securities are purchased, the Fund must set aside funds in a segregated account to pay for the purchase, and until acquisition, the Fund will not earn any income on the securities that it purchased. There were no when-issued securities held in the funds as of July 31, 2013

FEDERAL INCOME TAX INFORMATION

As of July 31, 2013, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
AMF Ultra Short Mortgage Fund	$273,239,506	$5,824,112	$(1,236,457)	$4,587,655
AMF Ultra Short Fund	6,860,609	94,342	(80,672)	13,670
AMF Short U.S. Government Fund	20,500,259	187,062	(271,586)	(84,524)
AMF Intermediate Mortgage Fund	24,153,381	109,302	(388,419)	(279,117)
AMF U.S. Government Mortgage Fund	17,524,424	140,080	(311,952)	(171,872)
AMF Large Cap Equity Fund	54,209,596	41,843,832	(1,126,178)	40,717,654

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Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Asset Management Fund

By (Signature and Title)

/s/ Trent Statczar

Trent Statczar, Treasurer

Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Trent Statczar

Trent Statczar, Treasurer

Date: September 27, 2013

By (Signature and Title)

/s/ Rodger Shay, Jr.

Rodger Shay, Jr., President

Date: September 27, 2013